Income Taxes	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Income Taxes

13. Income Taxes

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. Hong Kong profit tax rates are 8.25% on assessable profits up to $256,739 (HK$2,000,000), and 16.5% on any part of assessable profits over $256,739 (HK$2,000,000).

Singapore

A company incorporated in Singapore is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first $7,500 (SG$10,000) taxable income and 50% of the next $142,500 (SG$190,000) taxable income exempted from income tax.

Australia

A company incorporated in Australia is subject to income taxes at the applicable tax rate of 30% on taxable income.

The components of the income tax (benefit) expense are as follows:

	For the years ended June 30,
	2025	2024	2023
Current
BVI	$—	$—	$—
Hong Kong	—	4,939	56,004
Singapore	—	—	—
Australia	—	—	—
Deferred
BVI	—	—	—
Hong Kong	(35,008)	2,369	(39)
Singapore	—	—	—
Australia	—	—	—
Income tax (benefit) expense	$(35,008)	$7,308	$55,965

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows as of June 30:

	2025	2024
Deferred tax assets:
Allowance for credit losses	$8,479	$7,904
Net operating loss carry-forward	33,864	—
Provision for employee compensation cost	325	—
Depreciation and amortization	1,081	1,151
Total deferred tax assets	43,749	9,055
Less: valuation allowance	—	—
Deferred tax assets, net	$43,749	$9,055

Income tax payable consist of the following as of June 30:

	2025	2024
Hong Kong profit tax	$64,180	$125,288
	$64,180	$125,288

As of June 30, 2025 and 2024, the Group had net operating loss carry-forward of $410,478 (HK$3,222,249) and nil, respectively, from OPS HK, which was operating at losses for the year ended June 30, 2025. These losses can offset future taxable income and can be carried forward indefinitely. As of June 30, 2025, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. The Company believed that it was more likely than not that OPS HK will be able to fully utilize its deferred tax assets related to the net operating loss carry-forward in Hong Kong. As a result, no valuation allowance was recorded against the gross deferred tax asset balances as of June 30, 2025 and 2024. No net operating loss carry-forward has been utilized to offset taxable income for the years ended June 30, 2025 and 2024 and no corresponding income tax benefit was derived.

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	For the years ended June 30,
	2025	2024	2023
(Loss) income before provision for income taxes	$(21,249,468)	$(847,619)	$94,643
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(3,506,162)	(139,857)	15,616
Reconciling items:
Tax effect of income that is not taxable*	(284,478)	(10,514)	(3,991)
Tax effect of expenses that are not deductible**	3,720,624	164,987	65,346
Change in valuation allowance	—	—	—
Effect of two-tier tax rate	35,008	(7,308)	(21,006)
Income tax (benefit) expense	$(35,008)	$7,308	$55,965

*	Income that is not taxable mainly consisted of the interest income and other income which are non-taxable in accordance with the income tax law under the respective jurisdictions.

**	Expenses that are not deductible mainly consisted of some legal and professional fee, expenses and other losses which are non-deductible in accordance with the income tax law under the respective jurisdictions.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the years ended June 30, 2025, 2024 and 2023. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from June 30, 2025.